Note 36 - Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information in non-controlling interests [text block]
	2018	2017	2016

Current assets	19,107	15,559	13,151
Non-current assets	98,700	82,798	65,823
Current liabilities	(13,200)	(16,232)	(8,698)
Non-current liabilities	(33,043)	(23,041)	(20,185)
Net assets	71,564	59,084	50,091

Carrying amount of NCI	8,345	5,944	3,708

Revenue	68,399	69,762	61,992
Profit after tax	18,456	15,506	15,800
Total comprehensive income	18,456	15,506	15,800

Profit allocated to NCI	2,990	2,512	2,559
Dividend to NCI	(589)	(406)	(355)